Note 15 - Fair Value Measurement (Details) - Assets and Liabilities Measured at Fair Value - USD ($)	Dec. 31, 2014	Dec. 31, 2013
Note 15 - Fair Value Measurement (Details) - Assets and Liabilities Measured at Fair Value [Line Items]
Fair value of derivative liability – embedded conversion feature	$ 129,598	$ 177,927
Total	129,598	177,927
Fair Value, Inputs, Level 1 [Member]
Note 15 - Fair Value Measurement (Details) - Assets and Liabilities Measured at Fair Value [Line Items]
Fair value of derivative liability – embedded conversion feature	0
Total	0	0
Fair Value, Inputs, Level 2 [Member]
Note 15 - Fair Value Measurement (Details) - Assets and Liabilities Measured at Fair Value [Line Items]
Fair value of derivative liability – embedded conversion feature	0
Total	0	0
Fair Value, Inputs, Level 3 [Member]
Note 15 - Fair Value Measurement (Details) - Assets and Liabilities Measured at Fair Value [Line Items]
Fair value of derivative liability – embedded conversion feature	129,598	177,927
Total	$ 129,598	$ 177,927